UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
September 30, 2004

Check here is amendment [   ]  Amendment Number:
This Amendment 		[   ]  is a restatement
				[   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Presidio Management
Address:	44 Montgomery Street, Suite 2110
		San Francisco, CA 94104

Form 13F File Number:  28-7848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		William J. Brady
Title:	General Partner
Phone:	415-433-0610

Signature, Place and Date of Signing:




William J. Brady	San Francisco, CA		October 26, 2004








Report Type	(Check only one.):
[ X ]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  51

Form 13F Information Table Value Total:  $90,003 (thousands)

List of Other Included Managers:  None

Provide a numbered list of the names(s) and Form 13F file
number(s) of all institutional investment managers with
respect to which this report is filed, other than the
manager filing this report.   NONE


Form 13F Information Table:

(1)                (2)    (3)         (4)         (5)     (6)    (7)   (8)
                                    Value       Total  Invstmnt Other  Voting
Name of Issuer  Class   CUSIP     (in $000's)   shares  DSCRETN  Mgr  Authrty

51jobsinc       Common  316827104        10        500    Sole   n/a     none
Acacia Research Common  003881307     1,351    326,400    Sole   n/a     none
Ace Cash Expres Common  004403101     3,172    121,825    Sole   n/a     none
Agile Software  Common  00846X105     2,839    358,000    Sole   n/a     none
ArthroCare      Common  043136100     2,680     91,500    Sole   n/a     none
ATP Oil & Gas   Common  00208J108     3,272    268,650    Sole   n/a     none
Brocade         Common  111621108     3,988    705,900    Sole   n/a     none
Caesar's Ent    Common  127687101     3,767    225,550    Sole   n/a     none
Calfrac Well Sv Common  129584108     4,631    136,600    Sole   n/a     none
Career Educ.    Common  141665109     2,391     84,100    Sole   n/a     none
Central Garden  Common  153527106     1,736     56,690    Sole   n/a     none
Citigroup Cap   Pref    17307Q205       175      7,000    Sole   n/a     none
Collegiat Pac   Common  194589206     5,568    604,600    Sole   n/a     none
Corinthian Coll Common  218868107     1,646    122,100    Sole   n/a     none
Developer Dvrsd Pref    251591780       252      9,950    Sole   n/a     none
Fairborne NRG   Common  303626105       639     65,200    Sole   n/a     none
Faro            Common  311642101     2,789    137,140    Sole   n/a     none
FindWhat        Common  317794105     1,492     79,650    Sole   n/a     none
Georgia Power   Pref    373334499       254     10,000    Sole   n/a     none
Gevity HR       Common  374393106     2,693    175,100    Sole   n/a     none
Great Canadian  Common  389914102     3,652    114,300    Sole   n/a     none
Heartland Oil   Common  42235Q101       999    666,000    Sole   n/a     none
Informatica     Common  45666Q102     1,833    313,400    Sole   n/a     none
Ionatron        Common  462070103       280     35,000    Sole   n/a     none
Isolagen        Common  46488N103     1,965    207,900    Sole   n/a     none
JP Morgan       Pref    48122F207       199      8,000    Sole   n/a     none
Macromedia      Common  556100105     2,081    103,650    Sole   n/a     none
Mathstar        Pref    576801104     1,000    285,715    Sole   n/a     none
Meridian Resrce Common  58977Q109     3,974    450,000    Sole   n/a     none
MicroMuse       Common  595094103     1,153    313,400    Sole   n/a     none
Mikohn Gaming   Common  59862K108     3,700    637,900    Sole   n/a     none
Netegrity       Common  64110P107     3,548    472,500    Sole   n/a     none
New Frontier    Common  644398109       470     60,900    Sole   n/a     none
Novatel WirelessCommon  66987M604     1,706     72,600    Sole   n/a     none
Petco           Common  716016209     1,819     55,700    Sole   n/a     none
Photomedix      Common  719358103     1,209    510,000    Sole   n/a     none
PowersDine      Common  M41415106       584     47,150    Sole   n/a     none
Prudential      Pref    G7293H114       251      9,950    Sole   n/a     none
PS Business Pks Pref    69360J834       129      4,950    Sole   n/a     none
PS Business Pks Pref    69360J818       128      5,000    Sole   n/a     none
Public Storage  Pref    74460D471       129      5,000    Sole   n/a     none
Regency Centers Pref    758849400       254      9,950    Sole   n/a     none
Royal Bank Scot Pref    780097796       329     13,000    Sole   n/a     none
Scientific Game Common  80874P109     3,134    164,100    Sole   n/a     none
Skillsoft       Common  830928107     1,467    219,300    Sole   n/a     none
SourceInterlink Common  836151209       212     21,775    Sole   n/a     none
SunOpta         Common  8676EP108     3,056    393,800    Sole   n/a     none
Total Energy    Common  891925109     1,629    279,930    Sole   n/a     none
WebEx           Common  94767L109     1,129     51,750    Sole   n/a     none
Workstream      Common  981402100     2,241    781,150    Sole   n/a     none
WPT Enterprises Common  98211W108       398     39,800    Sole   n/a     none